Leases - Schedule of Future Minimum Lease Payment (Details)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 CNY (¥)
Schedule of Future Minimum Lease Payment [Abstract]
2026	¥ 384,263	$ 53,977
2027	96,066	13,494
Total	480,329	67,471
Less: imputed interest	(12,752)	(1,790)
Total operating lease obligation	467,577	65,681	¥ 811,819
Less: current portion of lease obligation	(371,879)	(52,238)	(350,366)
Noncurrent operating lease obligation	¥ 95,698	$ 13,443	¥ 461,453